Derivative Financial Instruments (Narrative) (Detail) (JPY ¥)	3 Months Ended	6 Months Ended
	Jun. 30, 2012 Y	Sep. 30, 2012 Interest Rate Swap [Member]	Sep. 30, 2012 Interest Rate Cap 1 [Member]	Sep. 30, 2012 Interest Rate Cap 2 [Member]	Sep. 30, 2012 Credit Derivatives [Member]	Mar. 31, 2012 Credit Derivatives [Member]
General Cash Flow Hedge Information:
Weighted average remaining life of currently active cash flow hedges, year	2.0
Notional amount of interest rate cash flow hedge derivatives		¥ 515,500,000,000	¥ 79,300,000,000	¥ 237,900,000,000
Derivative, Description of hedged item		Benchmark interest rate on LIBOR indexed loans	Benchmark interest rate on LIBOR indexed borrowings	Benchmark interest rate component of forecasted issuances of short-term, fixed rate CDs
Estimated cash flow hedge gain (loss) reclassified to earnings, net	1,200,000,000
Carrying value of credit protection, offsetting with purchased protection with identical underlying referenced entities					55,000,000,000	2,000,000,000
Notional value of credit protection, offsetting with purchased protection with identical underlying referenced entities					2,796,000,000,000	2,535,000,000,000
Derivative, Credit Risk Related Contingent Features:
Derivative instruments with credit risk related contingent features in a liability position, fair value					3,400,000,000,000	3,600,000,000,000
Derivative instruments with credit risk related contingent features in a liability position, posted collateral					400,000,000,000	612,000,000,000
Derivative instruments, contingent additional collateral					116,000,000,000	125,000,000,000
Derivative instruments, contingent termination payments					¥ 92,000,000,000	¥ 99,000,000,000